Consolidated Statements of Changes In Shareholders' Equity (USD $)	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription receivable [Member]	Statutory reserve [Member]	Retained earnings [Member]	Accumulated Other Comprehensive income [Member]
Beginning Balance at Dec. 31, 2011	$ 59,126,189			$ 900	$ 44,062,963		$ 2,967,237	$ 8,353,217	$ 3,741,872
Beginning Balance, Shares at Dec. 31, 2011				900,000
Issuance of Series A Preferred Stocks	241,875	1			241,874
Issuance of Series A Preferred Stocks (in shares)		645
Issuance of Series B Preferred Stocks	230,000		1		239,999	(10,000)
Issuance of Series B Preferred Stocks (in shares)			640
Common Stocks issued to other individual shareholders				829	233	(1,062)
Common Stocks issued to other individual shareholders (in shares)				829,080
Shares exchange with 16 BVIs for reverse acquisition				7,271	(7,271)
Shares exchange with 16 BVIs for reverse acquisition (in shares)				7,270,920
Cash payment in reverse acquisition	(245,401)				(245,401)
Common Stock issuance costs	(45,000)				(45,000)
Net income for the year	8,312,469							8,312,469
Transfer to statutory reserve							1,264,927	(1,264,927)
Dividends to owners	(842,554)							(842,554)
Foreign currency translation gain	471,501								471,501
Ending Balance at Dec. 31, 2012	67,249,079	1	1	9,000	44,247,397	(11,062)	4,232,164	14,558,205	4,213,373
Ending Balance, Shares at Dec. 31, 2012	9,000,000	645	640	9,000,000
Issuance of Series A Preferred Stocks	37,500				37,500
Issuance of Series A Preferred Stocks (in shares)		100
Issuance of Series B Preferred Stocks	55,000				45,000	10,000
Issuance of Series B Preferred Stocks (in shares)			120
Conversion of Series A Preferred Stocks into Common Stocks		(1)			1
Conversion of Series A Preferred Stocks into Common Stocks (in shares)		(745)
Conversion of Series B Preferred Stocks into Common Stocks			(1)		1
Conversion of Series B Preferred Stocks into Common Stocks (in shares)			(760)
Issuance of Common Stocks pursuant to initial public offering	8,905,000			1,370	8,903,630
Issuance of Common Stocks pursuant to initial public offering(in shares)				1,370,000
Issuance of Common Stocks pursuant to underwriter overallotment	296,888			46	296,842
Issuance of Common Stocks pursuant to underwriter overallotment (in shares)				45,657
Issuance of Common Stocks pursuant to two consultants				15	(15)
Issuance of Common Stocks pursuant to two consultants ( in shares)				15,000
Direct offering cost	(1,578,749)				(1,578,749)
Net income for the year	7,704,970							7,704,970
Transfer to statutory reserve							1,209,986	(1,209,986)
Amortization of beneficial conversion feature relating to convertible Series A and Series B Preferred shares					752,500			(752,500)
Foreign currency translation gain	2,280,218								2,280,218
Ending Balance at Dec. 31, 2013	$ 84,949,906			$ 10,431	$ 52,704,107	$ (1,062)	$ 5,442,150	$ 20,300,689	$ 6,493,591
Ending Balance, Shares at Dec. 31, 2013	10,430,657			10,430,657